Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025
Operating revenues: (Notes 3 and 4)
Loss of hire insurance recoveries (Note 5)	$ 4,127	$ 607	$ 6,354		$ 607
Other income	564	533	1,120		1,105
Total revenues	96,776	87,060	188,783		171,089
Gain from disposal of vessel					1,342
Operating expenses:
Vessel operating expenses	36,445	33,005	69,404		63,614
Voyage expenses and commission	986	944	986		1,711
Depreciation	42,087	29,372	83,939		58,135
General and administrative expenses	1,701	1,555	4,201		3,351
Total operating expenses	81,219	64,876	158,530		126,811
Operating income	15,557	22,184	30,253		45,620
Finance income (expense): (Note 6)
Interest income	965	903	1,743		1,651
Interest expense (Note 6)	(13,801)	(15,316)	(27,724)		(30,218)
Other finance expense (Note 6)	(235)	(199)	(431)		(351)
Realized and unrealized gain (loss) on derivative instruments (Note 7)	1,406	(370)	2,781		(1,714)
Net gain (loss) on foreign currency transactions	(323)	(267)	(149)		107
Total finance expense	(11,988)	(15,249)	(23,780)		(30,525)
Income (loss) before income taxes	3,569	6,935	6,473		15,095
Income tax expense (Note 9)	(158)	(125)	(435)		(704)
Net income (loss)	3,411	6,810	6,038	[1]	14,391	[1]
Series A Preferred unitholders' interest in net income (loss)	1,700	1,700	3,400		3,400
General Partner's interest in net income (loss)	32	95	49		203
Limited Partners' interest in net income (loss)	$ 1,679	$ 5,015	$ 2,589		$ 10,788
Earnings per unit (Basic): (Note 16)
General Partner unit (in dollars per share)	$ 0.05	$ 0.15	$ 0.08		$ 0.32
Earnings per unit (Diluted): (Note 16)
General Partner unit (in dollars per share)	0.05	0.15	0.08		0.32
Common units
Earnings per unit (Basic): (Note 16)
Earnings per unit (basic) (in dollars per share)	0.05	0.15	0.08		0.32
Earnings per unit (Diluted): (Note 16)
Earnings per unit (diluted) (in dollars per share)	$ 0.05	$ 0.15	$ 0.08		$ 0.32
Time charter and bareboat revenues
Operating revenues: (Notes 3 and 4)
Revenue from contract with customers	$ 92,085	$ 85,920	$ 181,309		$ 168,911
Voyage revenues
Operating revenues: (Notes 3 and 4)
Revenue from contract with customers					$ 466

[1]	Included in net income (loss) is interest paid amounting to $27.0 million and $29.5 million for the six months ended June 30, 2026 and 2025, respectively.